Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (DAC and VOBA) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred Policy Acquisition Costs and Value of Business Acquired [Abstract]
Beginning Balance of DAC	$ 5,066	$ 5,097	$ 5,712
Capitalizations of DAC	330	399	376
Net investment gains (losses) of DAC and net derivative gains (losses) of DAC	1,371	163	(184)
Other expenses of DAC	(1,076)	(690)	(745)
Total amortization of DAC	295	(527)	(929)
Unrealized investment gains (losses) of DAC	(24)	97	(64)
Ending Balance of DAC	5,667	5,066	5,097
Beginning Balance of VOBA	711	763	932
Net investment gains (losses) of VOBA and net derivative gains (losses) of VOBA	2	(19)	(1)
Other expenses of VOBA	(72)	(127)	(139)
Total amortization of VOBA	(70)	(146)	(140)
Unrealized investment gains (losses) of VOBA	31	94	(29)
Ending Balance of VOBA	672	711	763
Balance at December 31,	6,339	5,777	5,860
Deferred Policy Acquisition Cost, Foreign Currency Translation Adjustment and Other	$ 0	$ 0	$ 2